Consolidated statement of financial position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 1,270,838	$ 648,704
Intangible assets	10,534,278	988,406
Goodwill		4,418,226
Right-of-use assets	815,646	4,059,896
Sublease receivable	553,029
Deferred tax assets	18,708,988	14,631,743
Total non current assets	31,882,779	24,746,975
Current assets
Current financial assets		10,000,880
Deferred transaction cost		7,355,404
Trade and other receivables	14,815,432	6,603,240
Prepaid expenses and other current assets	3,298,377	1,102,989
Sublease receivables	648,523
Cash and cash equivalents	1,538,347	9,529,723
Current assets	20,300,679	34,592,236
Assets classified as held for sale	5,279,098
Total assets	57,462,556	59,339,211
EQUITY
Share capital	13,903	8,529
Share premium	343,435,529	88,873,188
Employee share scheme reserve	773,666	36,929,523
Foreign currency translation reserve	(4,347,257)	450,863
Reserve of disposal groups classified as held for sale	(492,474)
Accumulated losses	(332,562,780)	(216,066,255)
Equity/(deficit) attributable to equity holders of the Parent Company	6,820,587	(89,804,152)
Non-controlling interests	(4,191,394)	66,378
Total equity/(deficit)	2,629,193	(89,737,774)
Non-current liabilities
Provision for employees' end of service benefits	267,751	815,407
Derivative warrant liabilities	1,317,091
Deferred purchase price	194,093
Interest-bearing loans		337,545
Lease liabilities	1,592,111	2,961,317
Total non current liabilities	3,371,046	4,114,269
Current liabilities
Derivatives liabilities		44,330,400
Deferred purchase price	7,425,488	3,618,902
Convertible notes		74,606,482
Accounts payable, accruals and other payables	33,418,502	19,987,552
Current tax liabilities	1,027,404	678,972
Loans from a related party	0	478,764
Interest-bearing loans		60,440
Lease liabilities	751,015	1,201,204
Total Current liabilities	42,622,409	144,962,716
Liabilities directly associated with assets classified as held for sale	8,839,908
Total liabilities	54,833,363	149,076,985
Total equity and liabilities	$ 57,462,556	$ 59,339,211